Financial Instruments (Details) - Schedule of financial assets and liabilities - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of financial assets and liabilities [Line Items]
- Cash and cash equivalents		S/ 917,554	S/ 957,178
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)		1,452,606	1,258,265
- Financial assets related to concession agreements	[1]	861,190	814,293
- Accounts receivable from related parties		570,137	664,714
Financial assets		3,801,487	3,694,450
Financial liabilities		3,038,326	3,121,368
Other Financial Liabilities at Amortized Cost [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities [Line Items]
- Bank loans and other financial entities		819,973	509,557
- Finance leases		835	9,836
- Lease liability for right-of-use asset		59,085	60,507
- Bonds		869,913	1,260,922
- Trade and other accounts payable (excluding non-financial liabilities)	[2]	1,207,739	1,178,830
- Accounts payable to related parties		80,781	101,716
- Other provisions	[3]	S/ 541,345	S/ 576,194

[1]	It’s included in the trade accounts receivable item.
[2]	The following non-financial liabilities are excluded: advances received from customers for S/365.7 million, taxes payable for S/165.8 million, Salaries and other personnel payable for S/99.2 million and others for S/6.2 million (S/322.7 million, S/124 million, S/126.5 million and S/8.2 million, respectively, as of December 31, 2021).
[3]	Includes civil compensation to Peruvian Government S/488.9 million and administrative process INDECOPI for S/52.5 million (S/486.1 million and S/55 million, respectively, as of December 31, 2021; additionally, shareholder class action lawsuits in the Eastern District Court of New York for S/35.1 million).